Net Loss Per Share Attributable to Common Stockholders - Schedule of Calculation of Basic and Diluted Net Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss attributable to common stockholders	$ (41,446,038)	$ (73,880,982)	$ (33,814,719)
Denominator:
Basic weighted-average shares outstanding	78,047,498	58,966,238	50,578,134
Diluted weighted-average shares outstanding	78,047,498	58,966,238	50,578,134
Loss per share:
Basic loss per share	$ (0.53)	$ (1.25)	$ (0.67)
Diluted loss per share	$ (0.53)	$ (1.25)	$ (0.67)